United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/14

Date of Reporting Period: Quarter ended 12/31/13

Item 1. Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—88.1%
		Alabama—1.5%
$2,500,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 3.00%, 6/1/2014	$2,526,475
1,000,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	1,047,910
3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	3,983,308
39,675,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (Assured Guaranty Corp. INS), 0.77%, 1/3/2014	39,675,000
4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,639,072
		TOTAL	51,871,765
		Alaska—0.3%
7,125,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	7,125,000
4,000,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2016	4,338,520
		TOTAL	11,463,520
		Arizona—1.9%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.91% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	6,877,150
5,000,000		Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,173,750
3,125,000		Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,131,937
15,000,000		Phoenix, AZ IDA, (Series 2013), 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 2/3/2014	15,000,000
2,000,000		Pima County, AZ Sewer System, Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2014	2,047,840
5,140,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, (Series 2003A-2), 0.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	5,138,047
25,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2010), 0.50% TOBs (Republic Services, Inc.), Mandatory Tender 3/3/2014	25,000,000
4,500,000		Yavapai County, AZ IDA Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2002), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	4,433,535
		TOTAL	66,802,259
		Arkansas—0.2%
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	8,049,680
		California—7.4%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 0.97% TOBs, Mandatory Tender 8/1/2017	11,985,480
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 0.76% TOBs, Mandatory Tender 10/1/2019	14,873,700
9,390,000	[1]	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.86% (Loyola Marymount University), 10/1/2015	9,404,179
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,830,320
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,790,440
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,790,440
5,645,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/17/2017	6,482,041
10,000,000		California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,374,800
4,000,000	[2,3]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 0.70% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2014	3,999,800
3,200,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.63% (Waste Management, Inc.), 6/1/2018	3,238,624
5,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.88% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	5,023,100

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$20,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010A), 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 2/3/2014	$20,000,000
2,625,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,687,265
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013C), 0.61% TOBs, Mandatory Tender 12/1/2016	10,003,500
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 0.82% TOBs, Mandatory Tender 12/1/2017	10,019,800
16,665,000		California State, UT GO Bonds, 4.00% TOBs, Mandatory Tender 12/1/2017	18,222,177
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.81%, 5/1/2017	7,047,110
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.96%, 5/1/2018	9,093,600
11,000,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2015	11,572,660
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2017	11,498,200
60,000,000	[1]	California Statewide CDA, Revenue Bonds (Series 2012C), 1.01% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	60,337,200
9,800,000	[1]	East Bay Municipal Utility District, CA Wastewater System, Revenue Refunding Bonds (Series 2011A), 0.38% TOBs, Mandatory Tender 7/8/2015	9,754,430
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1), 5.00% TOBs, Mandatory Tender 1/15/2018	3,231,360
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,639,350
5,000,000		Val Verde, CA USDT, GO BAN's (Series 2013), 3.00%, 8/1/2018	5,178,750
		TOTAL	260,078,326
		Colorado—0.7%
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.38% (Original Issue Yield: 4.50%), 12/1/2015	100,312
4,100,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,261,827
5,790,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.81% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	5,819,587
15,430,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.78% TOBs, Mandatory Tender 9/1/2014	15,462,094
		TOTAL	25,643,820
		Connecticut—2.9%
4,020,000		Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,020,000
15,585,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2011C), 0.71%, 5/15/2016	15,612,274
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.46%, 4/15/2015	4,502,340
5,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.59%, 4/15/2016	5,003,650
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.74%, 4/15/2017	4,015,720
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.94%, 4/15/2018	4,537,575
3,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.35%, 9/15/2015	3,502,275
3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.49%, 9/15/2016	3,001,020
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.58%, 9/15/2017	1,872,750
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.83%, 9/15/2018	2,506,500
4,675,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.40%, 3/1/2017	4,642,556
2,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.48%, 3/1/2018	2,856,456
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.61%, 3/1/2019	1,987,460
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.71%, 3/1/2020	6,309,180
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.81%, 3/1/2021	3,963,920
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.91%, 3/1/2022	3,034,902
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.96%, 3/1/2023	1,488,720
10,000,000	[1]	Connecticut State, Variable-Rate Remarketed Obligations (Series A-2), 0.44%, 01/01/2017	10,000,000
10,000,000	[1]	Connecticut State, Variable-Rate Remarketed Obligations (Series A-3), 0.44%, 07/01/2017	10,000,000
5,000,000	[1]	Connecticut State, Variable-Rate Remarketed Obligations (Series A-4), 0.44%, 01/01/2018	5,000,000
600,000		West Haven, CT, UT GO Bonds, 3.00% (Assured Guaranty Municipal Corp. INS), 8/1/2015	614,592
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2017	2,149,340

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$500,000		West Haven, CT, UT GO Bonds, 4.00%, 8/1/2014	$507,615
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 8/1/2016	2,728,400
		TOTAL	103,857,245
		District of Columbia—1.7%
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.66%, 12/1/2015	10,037,400
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.81%, 12/1/2017	13,394,867
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.66%, 12/1/2015	10,037,400
15,150,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-1), 0.54% TOBs, Mandatory Tender 6/1/2015	15,171,361
12,000,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.64% TOBs, Mandatory Tender 6/1/2016	12,041,160
		TOTAL	60,682,188
		Florida—4.5%
52,116	[4]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	2,604
30,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2011A-3), 1.71% (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2014	30,147,000
25,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2012A-3), 1.31% (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	25,198,250
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,554,900
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.), Mandatory Tender 6/15/2016	6,395,466
14,000,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2011A), 5.00% (Florida State), 6/1/2014	14,282,940
5,000,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.16%, 10/1/2014	5,017,100
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 0.81%, 10/1/2017	21,793,698
1,600,000		Lee County, FL HFA, (Series 2012), 0.65% (Rolling Green, Ltd)/(United States Treasury COL), 5/1/2014	1,600,224
6,250,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/3/2014	6,327,125
4,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	4,036,240
15,000,000		Miami-Dade County, FL School Board, COPs (Series 2011A), 5.00% TOBs, Mandatory Tender 5/1/2014	15,227,100
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,696,652
500,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2017	566,405
615,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2019	709,255
2,250,000		Okeechobee County, FL, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,275,200
1,500,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2017	1,703,085
9,725,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC Financial Group, Inc. INS), 0.54%, 1/3/2014	9,725,000
		TOTAL	158,258,244
		Georgia—1.8%
500,000		Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 4.00%, 1/1/2015	518,460
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	1,047,510
11,000,000		Burke County, GA Development Authority, PCRBs (Fourth Series 1994), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	11,015,180
9,000,000		Burke County, GA Development Authority, PCRBs (Fourth Series 1995), 1.20% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	9,012,420
4,000,000		Burke County, GA Development Authority, PCRBs (Series 1995), 2.30% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2014	4,016,600
14,250,000		Burke County, GA Development Authority, PCRBs (Series 2012), 1.25% TOBs (Georgia Transmission Corporation Vogtle Project), Mandatory Tender 5/1/2015	14,337,352
13,000,000		Burke County, GA Development Authority,PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	13,108,940
4,500,000		Cobb County, GA Development Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 10/1/2014	4,541,445
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,236,480
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	447,804

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2014	$1,000,000
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2011A), 5.00%, 1/1/2015	1,047,410
		TOTAL	62,329,601
		Illinois—6.4%
12,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.81% TOBs, Mandatory Tender 6/1/2017	11,906,640
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.89% TOBs, Mandatory Tender 6/1/2018	15,799,200
10,325,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, (United States Treasury PRF) Mandatory Tender 1/1/2015	10,809,139
9,460,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2014	9,460,000
15,980,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2015	16,709,647
21,030,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2016	22,809,769
18,455,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	20,509,595
17,585,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	19,769,057
10,000,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2016	10,648,100
10,400,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2017	11,252,384
10,815,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	11,738,060
4,000,000		Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.13% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	4,031,800
1,260,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2015	1,318,552
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2016	1,059,470
7,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2015	7,415,450
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2014	2,043,820
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	2,135,660
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	2,214,500
12,705,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2015	13,241,914
4,975,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,537,921
5,000,000		Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2014	5,029,950
4,350,000		Illinois State, UT GO Bonds (Series March 2012), 4.00%, 3/1/2015	4,510,994
1,900,000		Illinois State, UT GO Refunding Bonds, 5.00% (United States Treasury COL), 1/1/2014	1,900,000
6,100,000		Illinois State, UT GO Refunding Bonds, 5.00%, 1/1/2014	6,100,000
2,300,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,504,355
5,000,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,524,300
		TOTAL	225,980,277
		Indiana—2.5%
12,500,000		Hamilton Southeastern, IN School Corp., (Series 2013), 2.00% BANs, 6/15/2014	12,579,250
7,525,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 6/1/2016	8,114,283
700,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	786,310
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,147,550
6,000,000		Indiana State EDA, (Series A), 0.62% TOBs (Republic Services, Inc.), Mandatory Tender 3/3/2014	6,000,000
6,000,000		Indiana State EDA, (Series B), 0.52% TOBs (Republic Services, Inc.), Mandatory Tender 3/3/2014	6,000,000
10,000,000		Indiana State Finance Authority, Health Facility Revenue BANs (Series 2013A), 2.20% (Cameron Memorial Community Hospital, Inc.), 2/1/2016	10,039,400
2,250,000		Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 3.00% (Indiana University Health Obligated Group), 3/1/2014	2,260,170
1,500,000		Indiana State Finance Authority, Hospital Revenue Bonds (Series 2011N), 4.00% (Indiana University Health Obligated Group), 3/1/2015	1,562,610
5,000,000		Indiana State Finance Authority, Second Lien Water Utility Revenue Bonds (Series 2011B), 3.00% (Citizens Energy Group), 10/1/2014	5,098,750

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$20,000,000		Posey County, IN EDA, (Series 2013A), 0.55% TOBs (Midwest Fertilizer Corp.)/(United States Treasury GTD), Mandatory Tender 4/10/2014	$20,003,200
15,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	16,269,450
		TOTAL	89,860,973
		Kansas—0.1%
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	3,051,330
		Kentucky—0.9%
4,420,000		Kentucky EDFA, (Series A), 0.62% TOBs (Republic Services, Inc.), Mandatory Tender 3/3/2014	4,420,000
20,300,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	22,406,734
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,854,139
		TOTAL	32,680,873
		Louisiana—3.1%
21,490,000	[1]	East Baton Rouge Sewerage Commission, Revenue Bonds (Series 2011A), 0.92% TOBs, Mandatory Tender 8/1/2014	21,522,450
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA , Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index), 0.82% TOBs (East Baton Rouge Sewerage Commission), Mandatory Tender 8/1/2018	20,668,200
16,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.59% TOBs, Mandatory Tender 5/1/2017	15,927,040
14,400,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.67% TOBs, Mandatory Tender 5/1/2018	14,252,976
10,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.13% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,177,900
21,430,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	21,421,857
2,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2016	2,448,517
2,000,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2017	2,224,780
		TOTAL	108,643,720
		Maryland—1.9%
18,830,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.26% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2016	19,077,050
24,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 0.94% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2017	24,086,400
17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013A), 0.71% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	16,929,620
8,730,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013B), 0.69% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	8,686,437
		TOTAL	68,779,507
		Massachusetts—4.4%
13,815,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.46%, 2/1/2015	13,839,314
15,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.54%, 2/1/2016	15,028,350
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.58%, 9/1/2016	4,028,240
20,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.40%, 1/1/2017	20,105,000
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.49%, 1/1/2018	10,105,200
3,500,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (Series 2011A), 0.72%, 2/1/2015	3,500,000
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (SIFMA Index Bonds) (Series 2013A), 0.42%, 2/1/2017	10,065,300
20,000,000		Essex, MA North Shore Agricultural & Technical School District, LT GO Notes, 1.25% BANs, 6/20/2014	20,058,200
29,735,000	[1]	Massachusetts Development Finance Agency, Revenue Bonds (Series 2011K-3), 0.71% TOBs (Partners Healthcare Systems), Mandatory Tender 1/30/2014	29,734,703
15,000,000	[1]	Massachusetts Development Finance Agency, Variable Rate Revenue Bonds (Series 2011N), 0.56% TOBs (Williams College, MA), Mandatory Tender 7/1/2014	15,011,100
1,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2014	1,280,163
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,069,040

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$6,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2014	$6,398,250
3,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,473,860
1,500,000		Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,517,550
2,125,000		Massachusetts State HFA, Construction Loan Notes (Series 2012F), 0.65%, 12/1/2014	2,126,211
		TOTAL	157,340,481
		Michigan—3.1%
15,500,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 0.90% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/16/2015	15,531,465
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,033,750
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2015	2,161,820
10,000,000		Michigan State Strategic Fund, Revenue Bonds, 1.50% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2014	10,022,500
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.13% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,214,447
7,320,000		Monroe County, MI EDC, Adjustable Rate Demand LT Obligation Refunding Revenue Bonds (Series 1992-CC), 2.35% TOBs (Detroit Edison Co.), Mandatory Tender 4/1/2014	7,348,475
23,800,000	[1]	Saline, MI Area Schools, UT GO Refunding Bonds (Series 2012), 0.61% TOBs (Q-SBLF GTD), Mandatory Tender 11/1/2015	23,769,060
20,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012F), 0.46% TOBs, Mandatory Tender 4/1/2016	20,025,400
		TOTAL	111,106,917
		Minnesota—0.1%
3,020,000		Chaska, MN ISD No.112, UT GO Bonds, 3.50% (Minnesota State GTD), 2/1/2014	3,028,396
		Mississippi—0.4%
4,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 2.85% TOBs (Waste Management, Inc.), Mandatory Tender 3/3/2014	4,012,360
11,385,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.59%, 9/1/2017	11,420,293
		TOTAL	15,432,653
		Missouri—0.2%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,779,660
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 4.00% (St. Louis, MO), 2/15/2014	1,004,520
1,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2015	1,045,930
2,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,161,500
		TOTAL	7,991,610
		Nebraska—0.1%
200,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2014	200,000
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	787,575
250,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2015	259,435
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	547,805
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	843,908
		TOTAL	2,638,723
		New Hampshire—0.6%
15,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.35% CP (New England Power Co.), Mandatory Tender 1/17/2014	15,000,000
5,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,205,700
2,000,000		New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2003), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	1,970,460
		TOTAL	22,176,160

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—6.2%
$3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	$3,240,868
750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	753,338
6,440,000		Hoboken, NJ, Special Emergency Notes (Series 2013A), 1.75% RANs, 1/28/2014	6,443,413
9,687,000		Jersey City, NJ, (Series 2013A-B), 1.25% RANs, 4/17/2014	9,700,949
5,100,000		Logan Township, NJ, (Series 2013A), 1.25% BANs, 10/30/2014	5,118,360
1,438,000		Lyndhurst Township, NJ, 1.50% BANs, 2/14/2014	1,438,963
3,320,000		Lyndhurst Township, NJ, 1.75% BANs, 3/20/2014	3,326,408
4,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2014	4,076,280
13,000,000	[1]	New Jersey EDA, School Facilites Construction SIFMA Index Bonds (Series 2012G), 0.64% (New Jersey State), 2/1/2015	13,008,970
18,500,000	[1]	New Jersey EDA, School Facilites Construction SIFMA Index Bonds (Series 2012H), 0.96% (New Jersey State), 2/1/2017	18,525,900
82,100,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series E), 1.76% (New Jersey State), 2/1/2016	83,081,095
1,250,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2014	1,277,863
1,500,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,590,960
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,187,660
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2014	1,022,010
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,135,660
6,625,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 D-3), 0.74% TOBs, Mandatory Tender 1/1/2018	6,604,926
7,235,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-1), 0.59% TOBs, Mandatory Tender 1/1/2016	7,228,199
5,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-2), 0.68% TOBs, Mandatory Tender 1/1/2017	5,005,950
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.54%, 1/1/2017	9,970,600
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.61%, 1/1/2018	9,940,100
7,865,000		Newark, NJ, (Series 2013A), 1.50% TANs, 2/20/2014	7,868,224
3,000,000		Newark, NJ, (Series 2013B), 1.50% BANs, 6/26/2014	3,009,270
1,500,000		Newark, NJ, (Series 2013C), 1.50% BANs, 6/26/2014	1,504,635
7,000,000		Newark, NJ, (Series 2013D), 1.50% BANs, 6/26/2014	7,025,270
4,853,000		Newark, NJ, (Series 2013G), 1.50% RANs, 12/10/2014	4,879,158
		TOTAL	219,965,029
		New York—11.0%
6,755,000		Bath, NY, 1.25% BANs, 5/23/2014	6,757,162
5,479,280		Colonie, NY, 1.25% BANs, 3/19/2014	5,483,773
3,100,000		Croton Falls, NY Fire District, 1.50% BANs, 11/21/2014	3,112,431
1,500,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,524,120
10,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.74% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2014	10,011,500
5,830,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2011A), 4.00% (MTA Dedicated Tax Fund), 11/15/2014	6,021,516
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 0.81% (MTA Dedicated Tax Fund), 11/1/2017	8,043,280
14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 0.96% (MTA Dedicated Tax Fund), 11/1/2018	14,086,660
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.01% (MTA Dedicated Tax Fund), 11/1/2019	15,062,400
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1c), 0.80% (MTA Transportation Revenue), 11/1/2016	3,011,910
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1d), 0.94% (MTA Transportation Revenue), 11/1/2017	2,012,880

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1g), 0.76% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	$5,009,250
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1h), 0.96% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	5,042,200
18,900,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-2), 0.64% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	18,893,574
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 0.81% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	24,855,187
17,770,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 0.95% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2017	17,891,191
10,000,000		Nassau County, NY, (Series 2013A), 2.00% BANs, 2/5/2014	10,015,200
16,000,000		Nassau County, NY, (Series 2013A), 2.00% RANs, 3/31/2014	16,058,240
17,000,000		Nassau County, NY, (Series 2013B), 2.00% BANs, 7/1/2014	17,125,120
14,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.44%, 8/1/2021	13,981,380
15,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.53%, 8/1/2021	14,985,900
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.61%, 8/1/2025	12,704,953
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	5,906,615
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	6,721,010
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	14,109,848
7,585,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2014	7,799,807
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	16,273,969
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	14,284,033
2,000,000		New York State Environmental Facilities Corp., Revenue Bonds (Series A), 2.75% (Waste Management, Inc.), 7/1/2017	2,019,340
4,175,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 4.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2014	4,208,692
5,000,000		New York State Thruway Authority, Revenue Bonds (Series 2011A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2015	5,292,450
10,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	10,333,600
20,000,000		Suffolk County, NY, (2014 Series II), 1.50% TANs, 8/14/2014	20,090,600
15,000,000		Suffolk County, NY, (Series 2013A), 2.00% BANs, 5/2/2014	15,074,100
2,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	2,642,350
3,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	3,804,150
9,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	9,737,280
6,750,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	7,464,825
10,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2015	10,482,400
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,390,473
		TOTAL	390,325,369
		North Carolina—2.7%
10,500,000		North Carolina Capital Facilities Finance Agency, (Series 2013), 0.70% TOBs (Republic Services, Inc.), Mandatory Tender 3/17/2014	10,500,000
35,000,000		North Carolina Capital Facilities Finance Agency, (Series A), 0.50% TOBs (Republic Services, Inc.), Mandatory Tender 3/3/2014	35,000,000
5,570,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2015	5,830,620
1,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,630,695
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	5,034,915
2,855,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	2,988,585
2,890,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.80% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	2,880,001
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.56% TOBs, Mandatory Tender 12/1/2015	20,023,200
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.86% TOBs, Mandatory Tender 12/1/2017	12,768,360
		TOTAL	96,656,376
		Ohio—2.1%
5,000,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2014	5,205,100
8,000,000		Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.88% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,089,120

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	$19,809,000
3,000,000		Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,107,160
13,000,000	[1]	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.31% (University of Dayton), 7/1/2016	13,035,490
6,000,000		Ohio Waste Development Authority Solid Waste, 0.52% TOBs (Republic Services, Inc.), Mandatory Tender 3/3/2014	6,000,000
2,000,000		Ohio Water Development Authority, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,022,400
5,000,000	[1]	Ohio Water Development Authority, Ohio Water Pollution Control Fund Notes (Series 2012A), 0.46% TOBs, Mandatory Tender 7/15/2015	5,000,100
8,000,000		Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2016	7,932,160
1,400,000		Richland County, OH, (Series 2014A), 1.60% BANs, 1/7/2015	1,408,386
3,957,000		Richland County, OH, 2.13% BANs, 1/7/2014	3,957,356
		TOTAL	75,566,272
		Oklahoma—1.4%
100,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2014	101,657
750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	788,273
3,235,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	3,462,097
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,518,811
2,125,000		Cleveland County, OK Educational Facilities Authority, Educational Facilities Lease Revenue Bonds (Series 2013), 5.00% (Moore Public Schools), 6/1/2014	2,164,801
2,050,000		Cleveland County, OK Educational Facilities Authority, Educational Facilities Lease Revenue Bonds (Series 2013), 5.00% (Moore Public Schools), 6/1/2015	2,177,387
1,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2014	1,002,980
1,500,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 2.00% (Midwest City-Del City Public Schools), 3/1/2015	1,527,375
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,637,245
5,345,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,712,843
2,750,000		Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 6/2/2014	2,767,297
13,000,000		Oklahoma State Municipal Power Authority, Power Supply System Revenue Bonds (Series 2003A), 1.20% TOBs, Mandatory Tender 1/5/2015	13,058,630
7,595,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.86% TOBs, Mandatory Tender 8/1/2018	7,619,304
3,315,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	3,505,182
		TOTAL	50,043,882
		Oregon—0.3%
3,000,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 3.00%, 11/1/2016	3,102,090
3,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,765,790
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,369,325
		TOTAL	9,237,205
		Pennsylvania—3.8%
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,383,679
10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 7/1/2016	9,908,600

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.513%, 5/1/2015	$998,260
7,500,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.813% TOBs, Mandatory Tender 5/2/2016	7,485,075
7,500,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 0.88% TOBs (Waste Management, Inc.), Mandatory Tender 2/3/2014	7,498,725
8,700,000		Chester County, PA IDA, Student Housing Revenue BANs (Series 2013C-1), 1.60% (University Student Housing LLC), 2/1/2015	8,722,881
5,975,000	[1]	Downingtown Area School District, PA, UT GO Bonds (Series 2010), 0.43% TOBs, Mandatory Tender 5/1/2016	5,953,191
16,445,000	[1]	Middletown, PA Area School District, UT GO Bonds (Series 2013), 0.86% TOBs, Mandatory Tender 6/5/2017	16,443,356
250,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 3.00% (UPMC Health System), 2/15/2014	250,820
500,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2015	519,340
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	667,306
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	407,261
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	686,900
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.46% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2043	7,918,160
5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	5,182,800
3,515,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 5/2/2014	3,537,004
4,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	4,522,005
12,070,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.11%, 12/1/2014	12,119,004
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011B), 0.71%, 6/1/2014	5,004,400
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2011D), 0.61%, 12/1/2014	10,002,300
10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.66%, 12/1/2017	10,815,488
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.74%, 12/1/2018	10,906,170
1,430,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.81% (Guthrie Healthcare System, PA), 12/1/2017	1,405,890
		TOTAL	135,338,615
		Rhode Island—0.5%
2,710,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2014	2,786,341
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	4,924,106
4,460,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2014	4,585,638
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	5,047,612
		TOTAL	17,343,697
		South Carolina—0.6%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Refunding Revenue Bonds (Series 2007), 0.79% TOBs, Mandatory Tender 1/1/2018	17,438,205
2,000,000		South Carolina Jobs-EDA, EDRBs (Series 2008), 2.88% (Waste Management, Inc.), 2/1/2015	2,034,400
		TOTAL	19,472,605
		Tennessee—1.3%
20,000,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012A), 0.46% TOBs (Vanderbilt University), Mandatory Tender 10/1/2015	19,982,400
23,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.66% TOBs (Vanderbilt University), Mandatory Tender 10/1/2017	23,625,255
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,107,960
17,784	[4,5,6]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2011	43
16,361	[4,5,6]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2012	39
35,567	[4,5,6]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health System, Inc.), 11/1/2013	85
		TOTAL	44,715,782
		Texas—6.0%
1,200,000		Austin, TX Electric Utility System, Revenue Refunding Bonds (Series 2012A), 4.00%, 11/15/2017	1,335,192
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Put Bonds (Series 2013B), 3.00% TOBs, Mandatory Tender 1/4/2016	5,026,650

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$12,890,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2015	$13,175,256
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	2,955,585
1,170,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.36% (Memorial Hermann Health System), 6/1/2015	1,169,123
1,045,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.46% (Memorial Hermann Health System), 6/1/2016	1,045,293
3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.56% (Memorial Hermann Health System), 6/1/2017	3,599,712
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.66% (Memorial Hermann Health System), 6/1/2018	1,816,797
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.76% (Memorial Hermann Health System), 6/1/2019	2,249,572
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.81% (Memorial Hermann Health System), 6/1/2020	2,000,940
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.89% (Memorial Hermann Health System), 6/1/2021	3,705,437
1,770,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2014	1,825,861
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	3,898,313
25,000,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.65% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 2/15/2015	25,075,500
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.70% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 2/15/2016	3,768,337
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.61% TOBs, Mandatory Tender 6/1/2015	2,997,030
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.81% TOBs, Mandatory Tender 6/1/2017	10,037,900
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 0.66% TOBs, Mandatory Tender 8/1/2016	15,028,950
8,550,000	[1]	Houston, TX Higher Education Finance Corp., Higher Education Revenue Refunding Bonds (Series 2013B), 0.59% TOBs (Rice University), Mandatory Tender 11/16/2017	8,539,569
2,000,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2014	2,063,100
2,795,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	2,987,128
1,340,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2014	1,382,277
2,600,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,778,724
7,500,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2014	7,555,950
10,000,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2015	10,276,400
15,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	15,950,850
500,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	511,220
1,085,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,153,485
8,060,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012A), 2.00% TOBs, Mandatory Tender 12/1/2014	8,178,724
7,000,000	[1]	San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012B), 2.00% TOBs, Mandatory Tender 12/1/2015	7,181,020
7,500,000	[1]	San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,743,675
15,000,000	[1]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue Bonds (Series 2013F), 0.74% TOBs, Mandatory Tender 11/1/2016	14,998,800
19,000,000		Texas State Transportation Commission, First Tier Revenue Refunding Bonds (Series 2012-A), 1.25% TOBs (Central Texas Turnpike System), Mandatory Tender 2/15/2015	19,064,030
		TOTAL	211,076,400
		Utah—0.4%
3,300,000		Box Elder County, UT, PCRBs (Series 1984), 1.65% TOBs (Nucor Corp.), Mandatory Tender 10/1/2013	3,299,604
9,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.38% (United States Steel Corp.), 11/1/2015	9,030,420
		TOTAL	12,330,024

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—1.6%
$10,150,000		Amelia County, VA IDA, (Series 2002), 0.85% TOBs (Waste Industries, Inc.), Mandatory Tender 4/1/2014	$10,144,418
1,820,000		Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	1,822,839
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.13% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,976,208
2,000,000		Charles City County, VA IDA, Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.88% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,009,240
8,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	8,041,920
5,000,000		Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 2.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2014	5,023,500
615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	656,980
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,208,020
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,627,972
5,440,000		Smyth County, VA, GO Literary LANs (Series 2011B), 3.00% (United States Treasury PRF 11/1/2013@100), 5/1/2016	5,449,520
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.38% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,200,700
3,570,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,606,700
		TOTAL	56,768,017
		Washington—1.0%
12,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	13,557,875
4,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2015	4,248,560
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2016	3,294,000
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,688,805
5,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	5,041,300
7,500,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 2.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/2/2014	7,561,950
		TOTAL	35,392,490
		West Virginia—1.7%
8,500,000		Mason County, WV, PCRBs (Series L), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2014	8,565,535
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.13% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,233,600
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 9/1/2016	16,715,490
375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	398,344
800,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2014	828,480
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	755,769
21,225,000	[1]	West Virginia University Board of Governors, University Improvement Variable Rate Revenue Bonds (Series 2011C), 0.71% TOBs (West Virginia University), Mandatory Tender 10/1/2014	21,235,612
		TOTAL	58,732,830
		Wisconsin—0.7%
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,307,320
760,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2014	787,253
3,685,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2013B-1), 4.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2018	4,066,361
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,460,390
3,500,000		Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2014	3,556,665
		TOTAL	23,177,989

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wyoming—0.1%
$4,200,000		Albany County, WY, PCRBs (Series 1985), 1.85% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/2/2013	$4,199,664
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $3,105,662,946)	3,118,090,514
		SHORT-TERM MUNICIPALS—12.1%[7]
		Alabama—0.6%
730,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 1.69%, 1/2/2014	730,000
900,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.50%, 1/2/2014	900,000
14,355,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.40%, 1/2/2014	14,355,000
4,600,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.52%, 1/2/2014	4,600,000
500,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Regions Bank, Alabama LOC), 2.26%, 1/3/2014	500,000
		TOTAL	21,085,000
		Colorado—0.2%
2,000,000		Denver (City & County), CO, (Series 2007G-2) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.25%, 1/1/2014	2,000,000
4,605,000		Southglenn Metropolitan District, CO, (Series 2007) Weekly VRDNs (BNP Paribas SA LOC), 0.25%, 1/2/2014	4,605,000
		TOTAL	6,605,000
		Florida—0.2%
6,700,000	[2,3]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.38%, 1/2/2014	6,700,000
		Georgia—1.3%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 1.05%, 1/2/2014	5,440,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 0.63%, 1/2/2014	7,970,000
4,195,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.68%, 1/2/2014	4,195,000
15,745,000	[2,3]	Metropolitan Atlanta Rapid Transit Authority, GA, P-FLOATs (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.31%, 1/2/2014	15,745,000
12,900,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 0.52%, 1/2/2014	12,900,000
		TOTAL	46,250,000
		Illinois—0.3%
9,345,000	[2,3]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.51%, 1/2/2014	9,345,000
		Indiana—0.6%
22,250,000		Indiana State Finance Authority Enviornmental Revenue, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.55%, 1/1/2014	22,250,000
		Louisiana—1.7%
38,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.39%, 1/2/2014	38,500,000
3,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.35%, 1/1/2014	3,000,000
17,330,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.35%, 1/1/2014	17,330,000
		TOTAL	58,830,000
		Massachusetts—0.3%
11,000,000		Massachusetts Development Finance Agency, (Series 2011A) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(RBS Citizens, N.A. LOC), 0.460%, 1/2/2014	11,000,000
		Mississippi—0.5%
13,560,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.52%, 1/2/2014	13,560,000
3,985,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.67%, 1/2/2014	3,985,000
		TOTAL	17,545,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[7]
		Multi State—0.6%
$23,150,000	[2,3]	ROCs Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.00%, 1/2/2014	$23,150,000
		New Jersey—1.3%
2,825,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.65%, 1/2/2014	2,825,000
7,980,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.46%, 1/3/2014	7,980,000
7,980,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.46%, 1/3/2014	7,980,000
26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Sovereign Bank LOC), 1.06%, 1/2/2014	26,200,000
		TOTAL	44,985,000
		North Carolina—0.4%
13,815,000	[2,3]	North Carolina Eastern Municipal Power Agency, P-FLOATs (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.45%, 1/2/2014	13,815,000
		Pennsylvania—1.5%
50,000,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.65%, 1/2/2014	50,000,000
3,575,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.30%, 1/1/2014	3,575,000
		TOTAL	53,575,000
		South Carolina—0.4%
13,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.33%, 1/1/2014	13,000,000
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.37%, 1/1/2014	1,000,000
		TOTAL	14,000,000
		Tennessee—0.0%
1,300,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.79%, 1/2/2014	1,300,000
		Texas—1.5%
33,860,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.75%, 1/1/2014	33,860,000
20,400,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009A) Daily VRDNs (Motiva Enterprises LLC), 0.75%, 1/1/2014	20,400,000
		TOTAL	54,260,000
		Virginia—0.7%
25,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.65% CP (Virginia Electric & Power Co.), Mandatory Tender 1/21/2014	25,500,000
		TOTAL SHORT-TERM MUNICIPALS—12.1% (AT AMORTIZED COST)	430,195,000
		TOTAL INVESTMENTS—100.2% (AT IDENTIFIED COST $3,535,857,946)[8]	3,548,285,514
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[9]	(8,812,935)
		TOTAL NET ASSETS—100%	$3,539,472,579
Securities that are subject to the federal alternative minimum tax (AMT) represent 11.3% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2013, these liquid restricted securities amounted to $90,496,097, which represented 2.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2013, these liquid restricted securities amounted to $90,496,097, which represented 2.6% of total net assets.
4	Non-income-producing security.
5	Security in default.
6	Principal amount and interest were not paid upon final maturity.
7	Current rate and next reset date shown for Variable Rate Demand Notes.

8	At December 31, 2013, the cost of investments for federal tax purposes was $3,536,004,577. The net unrealized appreciation of investments for federal tax purposes was $12,280,937. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,177,433 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,896,496.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Advisor's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2013, all investments found on the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LANs	—Loan Anticipation Notes
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
Q-SBLF	—Qualified School Bond Loan Fund
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date February 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 19, 2014